Consolidated Statements of Changes in Partners' Capital (Net Asset Value) (Class A, Class B and Legacy Class) (USD $)	Total	Class A	Class A General Partner	Class A Limited Partners	Class B	Class B General Partner	Class B Limited Partners	Legacy 1 Class	Legacy 1 Class General Partner	Legacy 1 Class Limited Partners	Legacy 2 Class	Legacy 2 Class General Partner	Legacy 2 Class Limited Partners
Partners' capital, (net asset value) at Dec. 31, 2008				$ 82,292,140			$ 554,475,560
Partners' capital, (net asset value) at Dec. 31, 2008	643,595,209
Partners' capital, (net asset value) at Dec. 31, 2008			6,827,509
Partners' capital, (net asset value) (in units) at Dec. 31, 2008			4,348.18
Partners' capital, (net asset value) (in units) at Dec. 31, 2008				52,408.70			408,160.74
Increase (Decrease) in Partners' Capital
Contributions	333,909,565			2,601,110		2,677,822	267,164,784		1,025,000	3,768,594		1,000,000	3,228,114
Contributions (in units)				1,656.55		2,001.08	199,443.69		1,025.00	3,861.68		1,000.00	3,295.20
Redemptions	(59,563,666)		(2,000,000)	(8,424,365)		(2,028,133)	(46,695,477)			(10,000)			(167,161)
Redemptions (in units)			(1,339.52)	(5,708.66)		(1,574.07)	(37,011.39)			(10.43)			(172.25)
Net income (loss)	(86,670,610)		(539,587)	(7,551,336)		(126,876)	(76,337,450)		(34,724)	(37,814)		(35,460)	(48,738)
Partners' capital, (net asset value) at Dec. 31, 2009				68,917,549			698,607,417			3,720,780			3,012,215
Partners' capital, (net asset value) at Dec. 31, 2009	831,270,498
Partners' capital, (net asset value) at Dec. 31, 2009			4,287,922			522,813			990,276			964,540
Partners' capital, (net asset value) (in units) at Dec. 31, 2009				48,356.59			570,593.04			3,851.25			3,122.95
Partners' capital, (net asset value) (in units) at Dec. 31, 2009			3,008.66			427.01			1,025.00			1,000.00
Net asset value per unit (in dollars per unit) at Dec. 31, 2009			$ 1,425.20	$ 1,425.20		$ 1,224.35	$ 1,224.35		$ 966.12	$ 966.12		$ 964.54	$ 964.54
Increase (Decrease) in Partners' Capital
Contributions	132,783,295									2,474,508			3,296,617
Contributions (in units)										2,638.44			3,507.78
Redemptions	(102,663,358)			(10,932,503)			(84,911,592)			(561,445)			(266,846)
Redemptions (in units)				(7,994.05)			(72,108.33)			(581.69)			(269.67)
Net income (loss)	30,522,335		190,950	2,101,155		19,859	19,808,523		60,266	421,377		55,253	444,981
Partners' capital, (net asset value) at Dec. 31, 2010		60,086,201		60,086,201	633,504,348		633,504,348	6,055,220		6,055,220	6,486,967		6,486,967
Partners' capital, (net asset value) at Dec. 31, 2010	891,912,770
Partners' capital, (net asset value) at Dec. 31, 2010		4,478,872	4,478,872		542,672	542,672		1,050,542	1,050,542		1,019,793	1,019,793
Partners' capital, (net asset value) (in units) at Dec. 31, 2010		40,362.54		40,362.54	498,484.71		498,484.71	5,908.00		5,908.00	6,361.06		6,361.06
Partners' capital, (net asset value) (in units) at Dec. 31, 2010		3,008.66	3,008.66		427.01	427.01		1,025.00	1,025.00		1,000.00	1,000.00
Net asset value per unit (in dollars per unit) at Dec. 31, 2010			$ 1,488.66	$ 1,488.66		$ 1,270.86	$ 1,270.86		$ 1,024.92	$ 1,024.92		$ 1,019.79	$ 1,019.79
Increase (Decrease) in Partners' Capital
Contributions	170,487,033									720,924			11,708,655
Contributions (in units)										717.20			11,940.41
Redemptions	(138,060,068)			(11,178,065)			(92,951,924)			(1,398,274)			(1,641,857)
Redemptions (in units)				(8,242.73)			(79,315.60)			(1,414.36)			(1,766.55)
Net income (loss)	(125,497,544)		(580,138)	(7,286,031)		(73,367)	(79,867,014)		(115,511)	(624,412)		(116,730)	(1,621,694)
Partners' capital, (net asset value) at Dec. 31, 2011		41,622,105		41,622,105	460,685,410		460,685,410	4,753,458		4,753,458	14,932,071		14,932,071
Partners' capital, (net asset value) at Dec. 31, 2011	798,842,191
Partners' capital, (net asset value) at Dec. 31, 2011		$ 3,898,734	$ 3,898,734		$ 469,305	$ 469,305		$ 935,031	$ 935,031		$ 903,063	$ 903,063
Partners' capital, (net asset value) (in units) at Dec. 31, 2011		32,119.81		32,119.81	419,169.11		419,169.11	5,210.84		5,210.84	16,534.92		16,534.92
Partners' capital, (net asset value) (in units) at Dec. 31, 2011		3,008.66	3,008.66		427.01	427.01		1,025.00	1,025.00		1,000.00	1,000.00
Net asset value per unit (in dollars per unit) at Dec. 31, 2011			$ 1,295.84	$ 1,295.84		$ 1,099.04	$ 1,099.04		$ 912.23	$ 912.23		$ 903.06	$ 903.06